Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class M
Trading Symbol	FRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 26	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K
Trading Symbol	FRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class M
Trading Symbol	FSVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class A
Trading Symbol	FSZTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class C
Trading Symbol	FRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 40	1.48%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K6
Trading Symbol	FSZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class M
Trading Symbol	FSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class A
Trading Symbol	FSWQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class A
Trading Symbol	FSXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Sustainable Target Date 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K
Trading Symbol	FSWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class M
Trading Symbol	FSUHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z
Trading Symbol	FSYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class M
Trading Symbol	FSWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Sustainable Target Date 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund
Trading Symbol	FRCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2070 Fund A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class M
Trading Symbol	FSZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class A
Trading Symbol	FSYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund
Trading Symbol	FSVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class I
Trading Symbol	FSVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z
Trading Symbol	FTDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class I
Trading Symbol	FTHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z
Trading Symbol	FSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z
Trading Symbol	FSVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Sustainable Target Date 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund
Trading Symbol	FSYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K
Trading Symbol	FSVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class C
Trading Symbol	FSVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class I
Trading Symbol	FSZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z
Trading Symbol	FSYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund
Trading Symbol	FSZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund
Trading Symbol	FTGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z
Trading Symbol	FRDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class C
Trading Symbol	FSXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K6
Trading Symbol	FSVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Sustainable Target Date 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K6
Trading Symbol	FSYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K
Trading Symbol	FSWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class A
Trading Symbol	FSUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z
Trading Symbol	FSZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class I
Trading Symbol	FSWJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class I
Trading Symbol	FSUJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z
Trading Symbol	FSXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Sustainable Target Date 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K
Trading Symbol	FSZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class A
Trading Symbol	FSUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class I
Trading Symbol	FSXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Sustainable Target Date Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund
Trading Symbol	FSUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Income Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class A
Trading Symbol	FRCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 20	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class A
Trading Symbol	FTGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class C
Trading Symbol	FSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Sustainable Target Date 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund
Trading Symbol	FSWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Sustainable Target Date Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund Class K6
Trading Symbol	FSUWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Sustainable Target Date 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K
Trading Symbol	FTGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class C
Trading Symbol	FSXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Sustainable Target Date 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K6
Trading Symbol	FSZGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class I
Trading Symbol	FSZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class M
Trading Symbol	FSZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K
Trading Symbol	FSZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class C
Trading Symbol	FTGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class A
Trading Symbol	FSWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Sustainable Target Date 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund
Trading Symbol	FSYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z
Trading Symbol	FSWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class M
Trading Symbol	FSWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class I
Trading Symbol	FSVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class C
Trading Symbol	FSZVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K
Trading Symbol	FSVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class A
Trading Symbol	FSXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund
Trading Symbol	FSXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class C
Trading Symbol	FSWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Sustainable Target Date 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K6
Trading Symbol	FTHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K
Trading Symbol	FSXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class C
Trading Symbol	FSUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity Advisor® Sustainable Target Date Income Fund Class Z
Trading Symbol	FSULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class C
Trading Symbol	FSZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z
Trading Symbol	FSVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class M
Trading Symbol	FSXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K6
Trading Symbol	FTGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund
Trading Symbol	FSZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class I
Trading Symbol	FSXQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Sustainable Target Date 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund
Trading Symbol	FSXKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Sustainable Target Date 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K6
Trading Symbol	FSYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K6
Trading Symbol	FSXJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Sustainable Target Date 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K
Trading Symbol	FTHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K6
Trading Symbol	FSWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class A
Trading Symbol	FSZJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 5,261,234
Holdings Count | shares	5
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund
Trading Symbol	FSWOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class M
Trading Symbol	FTGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K6
Trading Symbol	FSWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Sustainable Target Date 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K6
Trading Symbol	FRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 8	0.29%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Income Fund
Class Name	Fidelity® Sustainable Target Date Income Fund Class K
Trading Symbol	FSUOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 1,165,797
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 72.1 International Equity Funds 14.0 Domestic Equity Funds 8.1 Short-Term Funds 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 44.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 21.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 8.4 Fidelity Series Sustainable U.S. Market Fund 8.1 Fidelity Series Treasury Bill Index Fund 5.8 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.7 100.0
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class M
Trading Symbol	FSZWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 4,581,235
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K6
Trading Symbol	FSXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class C
Trading Symbol	FSYOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund
Trading Symbol	FSXVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z
Trading Symbol	FSWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 1,914,543
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 52.3 International Equity Funds 24.2 Domestic Equity Funds 23.3 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 32.3 Fidelity Series Sustainable U.S. Market Fund 23.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.6 Fidelity Series Sustainable Emerging Markets Fund 8.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class A
Trading Symbol	FSYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z
Trading Symbol	FSXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class C
Trading Symbol	FSXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class M
Trading Symbol	FSXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 4,820,166
Holdings Count | shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]	Bond Funds 37.8 Domestic Equity Funds 32.0 International Equity Funds 30.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 22.2 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 20.0 Fidelity Series Sustainable Emerging Markets Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 5.3 Fidelity Series International Developed Markets Bond Index Fund 3.8 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class C
Trading Symbol	FSYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K
Trading Symbol	FSYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class I
Trading Symbol	FSWUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class I
Trading Symbol	FSYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,918,268
Holdings Count | shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund
Trading Symbol	FSUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Sustainable Target Date 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K6
Trading Symbol	FSWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class M
Trading Symbol	FSVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 1,137,784
Holdings Count | shares	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 67.1 International Equity Funds 16.7 Domestic Equity Funds 12.4 Short-Term Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 41.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.6 Fidelity Series Sustainable U.S. Market Fund 12.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Treasury Bill Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.8 Fidelity Series Long-Term Treasury Bond Index Fund 2.4 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class A
Trading Symbol	FSXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z
Trading Symbol	FTHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 3,007,785
Holdings Count | shares	5
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class I
Trading Symbol	FSZBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 5,660,101
Holdings Count | shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class I
Trading Symbol	FSYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class M
Trading Symbol	FSXOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Sustainable Target Date 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K
Trading Symbol	FSXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 4,481,900
Holdings Count | shares	7
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 38.1 International Equity Funds 34.2 Bond Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 38.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 22.9 Fidelity Series Sustainable Investment Grade Bond Fund 16.4 Fidelity Series Sustainable Emerging Markets Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 3.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class C
Trading Symbol	FSWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 2,211,356
Holdings Count | shares	7
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.1 International Equity Funds 27.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.1 Fidelity Series Sustainable Investment Grade Bond Fund 25.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 18.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Sustainable Emerging Markets Fund 9.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 100.0
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class A
Trading Symbol	FSVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,141,685
Holdings Count | shares	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]	Bond Funds 60.7 International Equity Funds 20.4 Domestic Equity Funds 17.9 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.7 Fidelity Series Sustainable U.S. Market Fund 17.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 12.9 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.9 Fidelity Series Sustainable Emerging Markets Fund 7.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Treasury Bill Index Fund 1.0 100.0
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class I
Trading Symbol	FRDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 571,788
Holdings Count | shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 50.8 International Equity Funds 42.6 Bond Funds 6.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 50.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Fidelity Sustainable Target Date 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K
Trading Symbol	FSYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 5,907,996
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 46.8 International Equity Funds 40.0 Bond Funds 13.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 46.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 27.0 Fidelity Series Sustainable Emerging Markets Fund 13.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series Sustainable Investment Grade Bond Fund 5.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.2 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0